Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	$ 102,000,000	$ 92,000,000
Gain from plan amendments		13,000,000
Securities held	$ 0	$ 0
Average Plan [Member]
Disclosure of defined benefit plans [line items]
Retirement age used to for life expectancy	65 years	65 years
Participant Plan [Member]
Disclosure of defined benefit plans [line items]
Current age of participants to determine life expectancy at retirement	40 years	40 years
Retiring Plan [Member]
Disclosure of defined benefit plans [line items]
Years to retirement difference between current age of participants and retirement age	25 years	25 years
TRGP and TTC Plans [Member]
Disclosure of defined benefit plans [line items]
Increase in life expectancy	1 year
TRGP and TTC Plans [Member] | Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible change in actuarial assumption	0.25%
TRGP and TTC Plans [Member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Discount Rate Sensitivity [Member]
Disclosure of defined benefit plans [line items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 65,000,000
Life Expectancy Sensitivity [Member]
Disclosure of defined benefit plans [line items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	53,000,000
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Employer contribution to defined benefit plans	32,000,000	$ 35,000,000
Expected employer contribution to be made in 2020	33,000,000
Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Expected employer contribution to be made in 2020	7,000,000
OPEB [Member]
Disclosure of defined benefit plans [line items]
Expected employer contribution to be made in 2020	$ 26,000,000
Bottom of Range [Member]
Disclosure of defined benefit plans [line items]
Normal retirement age	60 years
Top of Range [Member]
Disclosure of defined benefit plans [line items]
Normal retirement age	65 years